TRADE RECEIVABLES - Schedule of the Loss Allowance of Trade Receivables (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Amount recognized in profit or loss	$ 597	$ 464	$ 491
Write-off	(999)	(156)	(64)
Exchange differences on translation	90	(111)	6
Impairment losses (Lifetime ECL)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,712	1,515	1,082
Financial assets at end of period	$ 1,400	$ 1,712	$ 1,515